Financial Instrument (Tables)	9 Months Ended
Sep. 30, 2016
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		September 30,		December 31,
		2016		2015
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$629.837	629.837	$549.500	549.500
Accounts receivable(1)(2)	2	3.804.550	3.804.550	3.521.741	3.521.741
Available for sale financial assets(3)	1	284.060	284.060	275.770	275.770

Liabilities
Accounts payable(1)	2	785.384	785.384	780.851	780.851
Short-term debt(1)	2	820.132	820.186	128.304	128.304
Long-term debt, excluding Amended 2012 Credit Agreement, Senior Notes and convertible bonds	2	112.301	112.797	172.919	172.919
Amended 2012 Credit Agreement	2	2.439.158	2.432.360	2.611.580	2.625.591
Senior Notes	2	5.090.652	5.617.692	5.325.618	5.782.937
Convertible bonds	2	423.196	559.273	407.705	546.057
Noncontrolling interests subject to put provisions	3	1.216.801	1.216.801	1.023.755	1.023.755

(1) Also includes amounts from related parties.
(2) Includes long-term accounts receivable, which are included in "Other assets" in the Consolidated Balance Sheets.
(3) Available for sale financial assets are included in "Prepaid expenses and other current assets" and "Other assets" in the Consolidated Balance Sheets.

Derivative Financial Instruments Valuation
	September 30, 2016		December 31, 2015

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	2.228	(1.965)	3.114	(2.921)
Interest rate contracts	-	(107)	-	(1.637)
Non-current
Foreign exchange contracts	668	(165)	171	(127)
Interest rate contracts	-	(1.987)	-	(961)
Total	$2.896	$(4.224)	$3.285	$(5.646)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	9.641	(22.969)	23.908	(7.056)
Non-current
Foreign exchange contracts	-	(656)	1.062	(65)
Derivatives embedded in the convertible bonds	-	(105.664)	-	(115.990)
Share options to secure the convertible bonds	105.664	-	115.990	-
Total	$115.305	$(129.289)	$140.960	$(123.111)

(1) At September 30, 2016 and December 31, 2015, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
	Amount of Gain or (Loss) Recognized in AOCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion)			(Effective Portion)
	for the nine months ended September 30,			for the nine months ended September 30,
	2016	2015	(Effective Portion)	2016	2015

Interest rate contracts	$800	$8.168	Interest income/expense	$18.581	$21.675
Foreign exchange contracts	1.394	(2.528)	Costs of Revenue	(387)	16.256
	$2.194	$5.640		$18.194	$37.931

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives
	Location of (Gain) or Loss Recognized in Income on Derivatives
		for the nine months ended September 30,
		2016	2015

Foreign exchange contracts	Selling, general and administrative expense	$27.586	$(48.552)

Foreign exchange contracts	Interest income/expense	3.472	8.555
Derivatives embedded in the convertible bonds	Interest income/expense	(13.246)	42.655
Share options to secure the convertible bonds	Interest income/expense	13.246	(42.655)
		$31.058	$(39.997)